THE TREASURER'S FUND


                           19 OLD KINGS HIGHWAY SOUTH
                                DARIEN, CT 06820
                       1 (800) TSR-FUND / 1 (800) 877-3863


                                  ANNUAL REPORT
                                 OCTOBER 31,1995


INVESTMENT ADVISOR
--------------------------------------------------------------------------------
     GABELLI-O'CONNOR FIXED INCOME MUTUAL FUNDS MANAGEMENT CO.
     19 Old Kings Highway South
     Darien, CT 06820

ADMINISTRATOR
--------------------------------------------------------------------------------
     FURMAN SELZ INCORPORATED
     230 Park Avenue
     New York, NY 10169

DISTRIBUTOR
--------------------------------------------------------------------------------
     GOC FUND DISTRIBUTORS, INC.
     19 Old Kings Highway South
     Darien, CT 06820

CUSTODIAN
--------------------------------------------------------------------------------
     CUSTODIAL TRUST COMPANY
     101 Carnegie Center
     Princeton, NJ 08540

LEGAL COUNSEL
--------------------------------------------------------------------------------
     BATTLE FOWLER LLP
     75 East 55th Street
     New York, NY 10022

INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
     ERNST & YOUNG LLP
     787 Seventh Avenue
     New York, NY 10019


THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS OF THE TREASURER'S FUND. ITS USE IN CONNECTION WITH ANY OFFERING OF THE FUND'S SHARES IS AUTHORIZED ONLY IN CASE OF A CONCURRENT OR PRIOR DELIVERY OF THE FUND'S CURRENT PROSPECTUS. THE TREASURER'S FUND

                                                                December 8, 1995
Dear Fellow Shareholder:

     We are pleased to present the annual report for The Treasurer's Fund for the fiscal year ended October 31, 1995. The total net assets of The Treasurer's Fund portfolios on October 31, 1995 (in millions) were:

       Domestic Prime Money Market Portfolio                  $169.3
       Tax Exempt Money Market Portfolio                       140.8
       U.S. Treasury Money Market Portfolio                     94.8
                                                              ------
                                                              $404.9

     The portfolios continue to hold investments in very high quality money market securities of domestic, corporate and municipal issuers and U.S. Government obligations. The weighted average maturities of the portfolios were well within the permitted maximum of 90 days as stated below:

       Domestic Prime Money Market Portfolio                 26 days
       Tax Exempt Money Market Portfolio                     65 days
       U.S. Treasury Money Market Portfolio                  37 days

     The fixed income markets have continued to rally dramatically in the second half of 1995. An annualized inflation rate somewhat less than three percent, a consumer that seems to be pushing the upper bounds of credit limits, and projections for slow to moderate economic growth for 1996 have all been contributing factors to the bullish sentiment that has manifested itself in markets this fall. The entire treasury yield curve has shifted down and flattened with the thirty year bond briefly breaking the 6.00% yield level before settling back slightly.

     The most recent employment report released by the Labor Department showed non-farm payrolls increased 166,000 in November but October was revised down significantly and the unemployment rate ticked up slightly to 5.6%. Recent reports of new home sales, leading economic indicators and wholesale sales were all down indicating that the economy may be slowing from the third quarter in which GDP was initially reported as rising a surprising 4.2%. Questions remain as to how active the consumer will be during the always important holiday retail season. The market sentiment is that the Fed will need to give the economy a little shot in the arm, with most participants expecting a rate cut at the upcoming FOMC meeting on December 19th.

     We continue to be positive on the market in the long run for three primary reasons. First and foremost, inflation as measured on both the producer and consumer levels remains very much in control and should provide the Fed plenty of room to ease rates down the road without too much concern for price volatility. Second, we believe that while it would be bucking an overwhelming historic record, some significant progress on a budget resolution is a real possibility. Financial markets desperately want some fiscal discipline out of Washington. This could provide the Fed with more room to lighten up on the monetary brake. Third, we are quickly approaching a presidential election year with its accompanying bipartisan (at least) campaign. Keeping rates low will take on increased importance for the current administration.

     We expect that the mix of economic data will provide a measure of volatility to the short term market. We will continue to identify and exploit trading ranges in the market in an effort to enhance the total rates of return on our money market portfolios. While taking advantage of the cheapest area of the curve, namely overnight, we will pursue a simple straightforward strategy, take profits and shorten average maturity on market strength and lengthen on market weakness.

                                   Sincerely,

                                   /s/ Ronald S. Eaker
                                   Ronald S. Eaker
                                   President and Chief Investment Officer


The Domestic Prime Money Market Portfolio, Tax-Exempt Money Market Portfolio, and U.S. Treasury Money Market Portfolio attempt to maintain a stable net asset value per share of $1.00. There can be no assurance that the Portfolios will be successful in this regard.

Past performance is not indicative of future results.

Investments in the Portfolios are not insured, nor guaranteed, by the U.S. Government.

                              THE TREASURER'S FUND
                      DOMESTIC PRIME MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 1995

                                                                                  YIELD TO
                                                                                  MATURITY
                                                                    CREDIT       AT TIME OF    MATURITY     PRINCIPAL        VALUE
                                                                   RATINGS*       PURCHASE       DATE        AMOUNT        (NOTE 1A)
                                                                   --------      ----------     ------       -------        --------
COMMERCIAL PAPER - 38.7%
Island Finance Puerto Rico, Inc., 5.70%(a)(b) .................. A1+/P1/F1+/D1+     5.839%      11/03/95    $7,200,000  $  7,197,720
Agway Financial Corp. (LOC Rabobank), 5.75%....................      A1+/P1         5.848       11/08/95     5,700,000     5,693,627
Omnicom Finance, Inc. (LOC Swiss Bank), 5.73%..................      A1+/P1         5.823       11/10/95     5,000,000     4,992,838
First Credit Corp., 5.78%......................................       A1/P1         5.891       11/17/95     8,000,000     7,979,449
Louis Dreyfus Corp. (LOC Credit Agricole), 5.73%...............      A1+/P1         5.831       11/22/95     8,000,000     7,973,260
American Trading & Production Corp., 5.74%.....................       A1/P1         5.851       11/28/95     8,000,000     7,965,560
International Lease Finance Corp., 5.67%(a) ...................     A1/P1/D1+       5.831       01/08/96     8,000,000     7,914,320
Transamerica Financial Corp., 5.75%(a) ........................     A1/P1/D1        5.898       01/11/96     8,000,000     7,909,278
General Electric Capital Corp., 5.64%..........................      A1+/P1         5.802       01/16/96     8,000,000     7,904,747
                                                                                                                          ----------
TOTAL COMMERCIAL PAPER ...............................................................................................    65,530,799
                                                                                                                          ----------

ADJUSTABLE RATE SECURITIES - 16.6%
Health Insurance Plan of Greater New York ACES,
  Series 1990B-1, (07/01/16)**.................................      A1+/NR         5.900       11/01/95     3,200,000     3,200,000
Small Business Administration 6.50%, due 09/25/13
  Pool #502521(3)***...........................................       NR/NR         6.590       11/01/95     1,791,232     1,791,232
Small Business Administration 6.75%, due 02/25/18
  Pool #502161(4)*** ..........................................       NR/NR         6.861       11/01/95     1,591,089     1,587,355
Small Business Administration 6.75%, due 04/25/18
  Pool #502220(4)***...........................................       NR/NR         6.857       11/01/95     1,718,688     1,715,790
Small Business Administration 6.75%, due 05/25/18
  Pool #502159(5)***...........................................       NR/NR         6.861       01/01/96     8,369,283     8,350,559
Small Business Administration 6.375%, due 01/25/19
  Pool #502519(6)***...........................................       NR/NR         6.472       01/01/96     2,415,610     2,373,831
Small Business Administration 6.75%, due 06/25/19
  Pool #502635(4)***...........................................       NR/NR         6.852       11/01/95     4,039,694     4,034,926
Student Loan Marketing Association
  Note (12/14/95)(7)***........................................      NR/Aaa         5.891       11/06/95     5,000,000     5,000,000
                                                                                                                          ----------
TOTAL ADJUSTABLE RATE SECURITIES .....................................................................................    28,053,693
                                                                                                                          ----------

U.S. TREASURY ISSUES - 2.8%
U.S. Treasury Bills ............................................................    5.578       06/27/96     5,000,000     4,826,559
                                                                                                                          ----------
TOTAL U.S. TREASURY ISSUES ...........................................................................................     4,826,559
                                                                                                                          ----------

U.S. GOVERNMENT AGENCIES - 3.0%
Federal National Mortgage Association Discount Notes ..........       NR/NR         5.758       11/02/95     5,000,000     4,999,222
                                                                                                                          ----------
TOTAL U.S. GOVERNMENT AGENCIES .......................................................................................     4,999,222
                                                                                                                          ----------
                 See accompanying notes to financial statements

                              THE TREASURER'S FUND
                      DOMESTIC PRIME MONEY MARKET PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                                OCTOBER 31, 1995

                                                                                  YIELD TO
                                                                                  MATURITY
                                                                    CREDIT       AT TIME OF    MATURITY     PRINCIPAL         VALUE
                                                                    RATINGS*      PURCHASE       DATE        AMOUNT        (NOTE 1A)
                                                                   --------      ----------     ------       -------        --------
LOAN PARTICIPATIONS - 7.7%
Bell Atlantic Financial Services, 5.97% (Chase Securities)(2)..       NR/NR         5.800%      11/01/95   $ 5,000,000  $  5,000,000
Morgan Stanley Group, 5.92% (Citibank)(2)......................       NR/NR         5.920       11/01/95     8,000,000     8,000,000
                                                                                                                        ------------
TOTAL LOAN PARTICIPATIONS ............................................................................................    13,000,000
                                                                                                                        ------------

REPURCHASE AGREEMENTS - 31.0%
Bear Stearns & Co. dated 10/31/95.................................................  5.900       11/01/95    22,471,546    22,471,546
  (Proceeds at maturity, $22,475,229) collateralized by:
  $5,060,000 U.S. Treasury STRIPS 08/15/19 vs. $1,072,113
  $41,337,000 U.S. Treasury STRIPS 02/15/09 vs. $17,917,109
  $23,300,000 U.S. Treasury STRIPS  08/15/23 vs. $3,931,875

Nomura Securities International, Inc., dated 10/31/95.............................  5.900       11/01/95    30,000,000    30,000,000
  (Proceeds at maturity, $30,004,917) collateralized by:
  $15,000,000 FNMA Med. Term Note 6.63%, 08/16/00 vs. $15,412,500
  $15,115,000 FHLMC Med. Term Note 6.78%, 03/28/01 vs. $15,190,575
                                                                                                                        ------------
TOTAL REPURCHASE AGREEMENTS ..........................................................................................    52,471,546
                                                                                                                        ------------
TOTAL INVESTMENTS - 99.8% (COST  $168,881,819)+ ......................................................................  $168,881,819
                                                                                                                        ============
*,**,***, +,(a),(b) See Footnotes to Portfolios

                              THE TREASURER'S FUND
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 1995

                                                                    CREDIT         CURRENT     MATURITY     PRINCIPAL         VALUE
                                                                   RATINGS*        COUPON        DATE        AMOUNT        (NOTE 1A)
                                                                   --------      ----------     ------       -------        --------
SHORT-TERM MUNICIPAL SECURITIES - 99.3%
ALABAMA - 1.4%
Huntsville IDR TENR #66 (Avco Corporation Project)
   Series 1982 (LOC Wachovia Bank) (11/01/99)**................      Aa2/NR         4.450%      11/07/95    $2,000,000   $ 2,000,000
                                                                                                                          ----------

ARIZONA - 1.8%
Arizona HFAR, Series 1985 (Pooled Loan Program) (FGIC)
   (10/01/15)**................................................     VMIG1/A1        4.000       11/07/95       500,000       500,000
Pima County IDA, Series 1982 A (Tucson Electric Power Co.)
   (LOC Bank of America) (07/01/22)**..........................     VMIG1/A1        4.000       11/07/95     2,000,000     2,000,000
                                                                                                                          ----------
TOTAL ARIZONA                                                                                                              2,500,000
                                                                                                                          ----------

COLORADO - 3.1%
Platte River Power Authority Electric Revenue
   Subordinated Lien Series S-1 (SPA Morgan Guaranty Trust)
   (06/01/18)****(b) ..........................................   VMIG1/A1/F1+      3.200       11/09/95     2,000,000     2,000,000
Platte River Power Authority Electric Revenue
   Subordinated Lien Series S-1 (SPA Morgan Guaranty Trust)
   (06/01/18)****(b) ..........................................   VMIG1/A1/F1+      3.750       01/18/96     2,300,000     2,300,000
                                                                                                                          ----------
TOTAL COLORADO                                                                                                             4,300,000
                                                                                                                         -----------

CONNECTICUT - 1.4%
Connecticut Special Assessment Unemployment Compensation
   Revenue (FGIC) (11/15/01)***(b) ............................   VMIG1/A1+/F1+     3.900       07/01/96     2,000,000     2,000,000
                                                                                                                          ----------

FLORIDA - 5.0%
Dade County IDR, Solid Waste Disposal (Montenay Project)
   (LOC Banque Paribas) (12/01/10)**...........................       NR/A1         4.150       11/07/95     2,200,000     2,200,000
Florida HFA Multi-Family Series 1986 B (Heritage Place II)
   (GTY Lincoln National Bank) (12/01/08)**....................      NR/A1+         4.250       11/07/95     4,800,000     4,800,000
                                                                                                                          ----------
TOTAL FLORIDA                                                                                                              7,000,000
                                                                                                                          ----------

GEORGIA - 4.8%
Burke County Development Authority PCR (07/01/24)**............     VMIG1/A1        3.850       11/01/95       600,000       600,000
Burke County Development Authority PCR, Series 1992A,
   (Oglethorpe Power Corp. Project) (LOC Credit Suisse)
   (01/01/25)****(b) ..........................................    P1/A1+/F1+       3.800       02/21/96     2,500,000     2,500,000
DeKalb County Private Hospital Authority (LOC Trust
   Company Bank) (03/01/24)**..................................     VMIG1/A1+       3.850       11/07/95     1,700,000     1,700,000
Georgia Municipal Gas Authority (Transco Portfolio I
   Project) (LOC Credit Suisse) (01/01/01)****.................     VMIG1/NR        3.900       12/04/95     2,000,000     2,000,000
                                                                                                                          ----------
TOTAL GEORGIA                                                                                                              6,800,000
                                                                                                                          ----------

ILLINOIS - 9.0%
City of Fulton Solid Waste Disposal Facility Revenue Bonds,
   Series A (CGE Fulton Project) (09/01/12)***.................       NR/NR         4.000       11/02/95     5,000,000     5,000,000
Illinois Health Facilities Authority Revenue, Series E,
   (Hospital Sisters Service) (MBIA) (SPA Morgan Guaranty
   Trust) (12/01/15)**.........................................     VMIG1/AAA       3.850       11/07/95     2,600,000     2,600,000

                                       4

                              THE TREASURER'S FUND
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (continued)
                                OCTOBER 31, 1995

                                                                    CREDIT         CURRENT     MATURITY     PRINCIPAL         VALUE
                                                                   RATINGS*        COUPON        DATE        AMOUNT        (NOTE 1A)
                                                                   --------      ----------     ------       -------        --------
SHORT-TERM MUNICIPAL SECURITIES (CONTINUED)
ILLINOIS (CONTINUED)
Illinois State Revenue Anticipation Certificates...............     MIG1/SP1+       4.500%      04/12/96    $2,000,000   $ 2,006,944
Illinois State Toll Highway Authority, Series B (MBIA)
   (LOC Societe Generale) (01/01/10)**(b) .....................   VMIG1/A1+/F1+     3.850       11/07/95     3,100,000     3,100,000
                                                                                                                          ----------
TOTAL ILLINOIS                                                                                                            12,706,944
                                                                                                                          ----------

KANSAS - 1.4%
Burlington PCR (Kansas City Power & Light Project)
   (LOC Toronto Dominion Bank) (10/01/17)****..................      NR/A1+         3.800       02/08/96     1,000,000     1,000,000
Burlington PCR (Kansas City Power & Light Project)
   (LOC Toronto Dominion Bank) (10/01/17)****..................      NR/A1+         3.800       02/22/96     1,000,000     1,000,000
                                                                                                                          ----------
TOTAL KANSAS                                                                                                               2,000,000
                                                                                                                          ----------

KENTUCKY - 2.8%
Jefferson County PCR, Series A (Louisville Gas &
   Electric Company Project) (09/01/17)****....................     VMIG1/A1+       3.650       01/25/96     1,000,000     1,000,000
Jefferson County PCR, Series A (Louisville Gas &
   Electric Company Project) (09/01/17)****....................     VMIG1/A1+       3.900       01/25/96       100,000       100,000
Ohio County PCR, (Big Rivers Electric Corporation)
   (LOC Chemical Bank) (10/01/15)**............................       NR/NR         4.450       11/07/95     2,900,000     2,900,000
                                                                                                                          ----------
TOTAL KENTUCKY                                                                                                             4,000,000
                                                                                                                          ----------

LOUISIANA - 5.4%
East Baton Rouge Parish PCR (Exxon Corp. Project)
   (11/01/19)**................................................      P1/A1+         4.000       11/01/95     2,000,000     2,000,000
Louisiana State GO Bonds, Series A (LOC Credit
   Local de France) (07/01/03)****.............................     VMIG1/A1+       3.600       02/07/96     5,550,000     5,550,000
                                                                                                                          ----------
TOTAL LOUISIANA                                                                                                            7,550,000
                                                                                                                          ----------

MASSACHUSETTS - 3.6%
Commonwealth of Massachusetts GO Notes, Series A(b) ...........    MIG1/SP1/F1      4.250       06/12/96     5,000,000     5,023,714
                                                                                                                          ----------

MINNESOTA - 2.2%
Rochester Health Care Facilities Revenue, Series C (Mayo
   Foundation/Mayo Medical Center Project) (11/15/21)****......      NR/A1+         3.600       02/08/96     2,100,000     2,100,000
Rochester Health Care Facilities Revenue, Series B (Mayo
   Foundation/Mayo Medical Center Project) (11/15/19)****......      NR/A1+         3.600       02/12/96     1,000,000     1,000,000
                                                                                                                          ----------
TOTAL MINNESOTA                                                                                                            3,100,000
                                                                                                                          ----------

NEW YORK - 8.0%
New York City Municipal Water Finance Authority, Series C
   (SPA FGIC) (06/15/22)**.....................................     VMIG1/A1+       4.000       11/01/95     1,500,000     1,500,000
New York City Variable Series GO Bonds, Subseries B-2 (MBIA)
   (08/15/03)**................................................     VMIG1/A1+       4.000       11/01/95       400,000       400,000
New York State Energy Research Development Authority PCR
   (New York Electric & Gas Corp.) (LOC Morgan Guaranty
   Trust) (06/01/29)**.........................................     VMIG1/A1+       3.600       11/01/95       800,000       800,000
New York State Job Development Authority, Series A-1--A-42
   (State GTD) (03/01/05)**....................................     VMIG1/NR        4.050       11/01/95       800,000       800,000

                See accompanying notes to financial statements.

                              THE TREASURER'S FUND
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (continued)
                                OCTOBER 31, 1995

                                                                    CREDIT         CURRENT     MATURITY     PRINCIPAL         VALUE
                                                                   RATINGS*        COUPON        DATE        AMOUNT        (NOTE 1A)
                                                                   --------      ----------     ------       -------        --------
SHORT-TERM MUNICIPAL SECURITIES (CONTINUED)
NEW YORK (CONTINUED)
New York State Job Development Authority, Series B-1--
   B-21 (State GTD) (03/01/05)**...............................     VMIG1/NR        4.050%      11/01/95    $1,700,000   $ 1,700,000
Suffolk County Water Authority Variable BANS
   (SPA Bank of Nova Scotia) (12/06/99)**......................     VMIG1/NR        3.850       11/07/95     5,000,000     5,000,000
Westchester County TANS........................................       NR/NR         5.000       12/14/95     1,000,000     1,000,570
                                                                                                                          ----------
TOTAL NEW YORK                                                                                                            11,200,570
                                                                                                                          ----------

NORTH CAROLINA - 10.3%
Charlotte Airport Refunding Revenue Bonds, Series A (MBIA)
   (SPA Industrial Bank of Japan, Ltd.) (07/01/16)**...........     VMIG1/A1+       3.850       11/07/95     4,200,000     4,200,000
Lenoir County PCR TENR #60, Series 1983 (Texasgulf, Inc.
   Project) (LOC Bankers Trust Co.) (12/01/03)**...............      Aa2/NR         4.200       11/07/95     1,000,000     1,000,000
North Carolina Eastern Municipal Power Agency, Series B
   (LOC Morgan Guaranty Trust & Union Bank of Switzerland)
   (01/01/26)****..............................................      NR/A1+         3.500       12/06/95     2,700,000     2,700,000
North Carolina Eastern Municipal Power Agency, Series B
   (LOC Morgan Guaranty Trust & Union Bank of Switzerland)
   (01/01/26)****..............................................      NR/A1+         3.650       02/13/96     2,200,000     2,200,000
North Carolina Eastern Municipal Power Agency, Series B
   (LOC Morgan Guaranty Trust & Union Bank of Switzerland)
   (01/01/26)****..............................................      NR/A1+         3.800       02/14/96     3,000,000     3,000,000
North Carolina State Medical Care Community (Carol Woods
   Project) (LOC Bank of Scotland) (04/01/21)**................     VMIG1/NR        4.050       11/01/95       600,000       600,000
Wake County Industrial Facilities & Pollution Control
   Financing Authority (Carolina Power & Light Co. Project)
   (LOC Sumitomo Bank, Ltd.) (03/01/17)**......................       NR/P1         3.950       11/01/95       800,000       800,000
                                                                                                                          ----------
TOTAL NORTH CAROLINA                                                                                                      14,500,000
                                                                                                                          ----------

NORTH DAKOTA - 2.8%
North Dakota State HFA Home Mortgage Bonds, Series C ..........     VMIG1/NR        3.700       12/01/95     2,000,000     2,000,000
North Dakota State HFA Home Mortgage Bonds, Series D ..........     VMIG1/NR        3.950       05/01/96     2,000,000     2,000,000
                                                                                                                          ----------
TOTAL NORTH DAKOTA                                                                                                         4,000,000
                                                                                                                          ----------
OHIO - 0.6%
Ohio State Student Loan Funding Corp., Series A-2
   (LOC National Westminster Bank plc) (01/01/07)**............     VMIG1/NR        4.050       11/07/95       900,000       900,000
                                                                                                                          ----------

PENNSYLVANIA - 6.9%
Berks County IDA (Sixth & Penn Street Project) (LOC
   Meridian Bank) (11/23/03)**.................................     VMIG1/NR        3.950       11/07/95     1,460,000     1,460,000
Delaware Valley Regional Financing (LOC Marine Midland
   Bank, Hong Kong & Shanghai Bank) (08/01/16)**...............     VMIG1/A1        4.050       11/07/95     2,700,000     2,700,000
Pennsylvania Energy Development Authority, Series 1986
   Development Energy Revenue Bonds (Ebensburg Project)
   (LOC Swiss Bank Corp.) (12/01/11)**.........................      Aa1/NR         4.000       11/07/95     1,450,000     1,450,000
Montgomery County Industrial Development Authority
   (06/01/29)****..............................................      P1/A1+         3.500       11/08/95     4,120,000     4,120,000
                                                                                                                          ----------
TOTAL PENNSYLVANIA                                                                                                         9,730,000
                                                                                                                          ----------
                See accompanying notes to financial statements.

                              THE TREASURER'S FUND
                        TAX EXEMPT MONEY MARKET PORTFOLIO
                      PORTFOLIO OF INVESTMENTS (continued)
                                OCTOBER 31, 1995

                                                                    CREDIT         CURRENT     MATURITY     PRINCIPAL         VALUE
                                                                   RATINGS*        COUPON        DATE        AMOUNT        (NOTE 1A)
                                                                   --------      ----------     ------       -------        --------
SHORT-TERM MUNICIPAL SECURITIES (CONTINUED)

SOUTH CAROLINA - 2.1%
Charleston County School District TANS.........................       NR/NR         4.500%      04/15/96    $3,000,000  $  3,009,858
                                                                                                                        ------------

TENNESSEE - 0.6%
Clarksville Public Authority Pooled Financing, Series 1990
   (MBIA) (SBPA Credit Suisse) (07/01/13)**....................     VMIG1/A1+       3.850       11/07/95       800,000       800,000
                                                                                                                        ------------
TEXAS - 22.2%
Brazos River Harbor Navigation District, Series B
   (Dow Chemical Co. Project) (10/01/99)****...................       P1/NR         4.150       11/08/95     2,900,000     2,900,000
Brazos River Harbor Navigation District, Series A
   (Dow Chemical Co. Project) (09/01/00)****...................       P1/NR         3.550       12/07/95     2,100,000     2,100,000
Harris County Health Facilities Development Corp.,
   Series B (Memorial Hospital System) (LOC Societe
   Generale) (06/01/24)****....................................     VMIG1/NR        3.900       01/17/96     2,400,000     2,400,000
Harris County HFC MFHR (Idlewood Park Project) (GTD New
   England Mutual Life Insurance Co.) (06/01/05)**.............       NR/A1         4.250       11/07/95     2,750,000     2,750,000
Harris County Industrial Development Corp. PCR
   (Exxon Corp.) (03/01/24)**..................................      NR/A1+         4.000       11/01/95     3,300,000     3,300,000
Harris County Industrial Development Corp. PCR
   (Exxon Corp.) (03/01/24)**..................................      NR/A1+         4.000       11/01/95     1,000,000     1,000,000
North Central Texas Health Facilities Development Corp.
   (Presbyterian Medical Center Project) (MBIA)
   (SPA Nationsbank of Texas) (12/01/15)**.....................     VMIG1/A1        3.900       11/01/95       400,000       400,000
North Texas Higher Education Authority, Inc., Student Loan
   Revenue (LOC Fuji Bank, Ltd.) (12/01/05)**..................     VMIG1/NR        4.150       11/07/95     1,400,000     1,400,000
Panhandle Plains Higher Education Authority, Inc., Student
   Loan Revenue, Series A (LOC SLMA) (06/01/21)**..............     VMIG1/NR        4.000       11/07/95     5,000,000     5,000,000
San Antonio Electric & Gas Revenue (FGIC)
   (02/01/12)****..............................................      P1/A1+         3.800       02/08/96     4,000,000     4,000,000
State of Texas TRANS, Series A(b) .............................   MIG1/SP1+/F1+     4.750       08/30/96     6,000,000     6,036,452
                                                                                                                        ------------
TOTAL TEXAS                                                                                                               31,286,452
                                                                                                                        ------------

WISCONSIN - 2.2%
Wisconsin State Operating Notes................................     MIG1/SP1+       4.500       06/17/96     3,000,000     3,016,314
                                                                                                                        ------------

WYOMING - 1.7%
Lincoln County PCR, Series A (Exxon Corporation Project-A)
   (11/01/14)**................................................      P1/A1+         4.000       11/01/95       400,000       400,000
Lincoln County PCR (Pacificorp Project) (LOC Union Bank
   of Switzerland) (01/01/16)****..............................     VMIG1/A1+       3.600       02/07/96     2,000,000     2,000,000
                                                                                                                        ------------
TOTAL WYOMING                                                                                                              2,400,000
                                                                                                                        ------------
TOTAL INVESTMENTS - 99.3% (COST 139,823,852)+ ........................................................................  $139,823,852
                                                                                                                        ============
*,**,***,****,+,(b) See Footnotes to Portfolios


                See accompanying notes to financial statements.

                              THE TREASURER'S FUND
                      U.S. TREASURY MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                                OCTOBER 31, 1995

                                                                                 YIELD TO
                                                                                 MATURITY
                                                                                AT TIME OF   MATURITY     PRINCIPAL         VALUE
                                                                                 PURCHASE      DATE        AMOUNT         (NOTE 1A)
                                                                                ----------   --------     ---------       ---------
U.S. GOVERNMENT ISSUES - 54.3%
U.S. Treasury Bills..........................................................     5.426%     11/30/95    $ 7,800,000     $ 7,766,824
U.S. Treasury Bills++........................................................     5.348      12/21/95      7,500,000       7,445,781
U.S. Treasury Bills..........................................................     5.374      01/04/96     16,500,000      16,346,000
U.S. Treasury Bills++........................................................     5.572      01/11/96     10,000,000       9,894,486
U.S. Treasury Notes, 7.875%..................................................     5.520      02/15/96     10,000,000      10,065,067
                                                                                                                          ----------
TOTAL U.S. GOVERNMENT ISSUES .......................................................................................      51,518,158
                                                                                                                          ----------

REPURCHASE AGREEMENTS - 45.6%
Bear Stearns & Co., Inc. dated 10/31/95......................................     5.900      11/01/95     17,261,686      17,261,686
  (Proceeds at maturity $17,264,515)
  collateralized by:
  $4,125,000 U.S. Treasury Notes 6.250%, 02/15/03 vs. $4,198,466
  $2,000,000 U.S. Treasury Notes 5.500%, 04/15/00 vs. $1,980,300
  $6,481,000 U.S. Treasury Bonds 7.625%, 02/15/25 vs. $7,523,987
  $3,065,000 U.S. Treasury Bonds 6.875%, 08/15/25 vs. $3,289,113
  $405,000 U.S. Treasury Notes 5.750%, 09/30/97 vs. $406,013

Nesbitt Burns Securities Inc. dated 10/31/95.................................     5.850      11/01/95     10,000,000      10,000,000
  (Proceeds at maturity $10,001,625)
  collateralized by:
  $9,725,000 U.S. Treasury Notes 7.250%, 11/15/96 vs. $10,211,250

Nomura Securities International Inc. dated 10/31/95..........................     5.875      11/01/95     16,000,000      16,000,000
  (Proceeds at maturity $16,002,611)
  collateralized by:
  $16,025,000 U.S. Treasury Notes 6.625%, 03/31/97 vs. $16,325,469

                                                                                                                         -----------
TOTAL REPURCHASE AGREEMENTS ........................................................................................      43,261,686
                                                                                                                         -----------
TOTAL INVESTMENTS 99.9% (COST 94,779,844)+ .........................................................................     $94,779,844
                                                                                                                         ===========

  + See Footnotes to Portfolios
 ++ Securities on loan to Bear Stearns & Co.; collateralized by U.S. Government securities at a market value of $17,919,682 as of October 31, 1995.

                See accompanying notes to financial statements.

                              THE TREASURER'S FUND
                             FOOTNOTES TO PORTFOLIOS

*CREDIT  RATINGS GIVEN BY STANDARD AND POOR'S  CORPORATION  & MOODY'S  INVESTORS
 SERVICE INC. (UNAUDITED)

  STANDARD & POOR'S        MOODY'S
  -----------------      -----------
          A1                 P1          Instrument of the highest quality.
          AAA                Aaa         Instrument judged to be of the best quality and carrying the smallest amount of investment risk.
          AA                 Aa          Instrument judged to be of high quality by all standards.
          SP1            MIG1/VMIG1      Instrument judged to be of the best quality with strong protection.
          SP2            MIG2/VMIG2      Instrument judged to be of high quality with ample protection.
          NR                 NR          Not Rated. In the opinion of the Investment Advisor, instrument judged to be of comparable investment quality to rated securities which may be purchased by the Portfolios.

(A) Rated D1 by Duff & Phelps, Inc. (highest quality). (unaudited)
(B) Rated F1 by Fitch Investors Service, Inc. (highest quality). (unaudited)

     Items which possess the strongest investment attributes of their category are given that letter rating followed by a number. Duff & Phelps, Inc., Fitch Investors Service, Inc. and Standard & Poor's ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     U.S. Government Issues have an assumed rating of AAA/Aaa.

ABBREVIATIONS USED IN THIS STATEMENT:

     ACES................................Adjustable Convertible Extendable Securities
     BANS................................Bond Anticipation Notes
     FGIC ...............................Insured as to principal and interest by the Financial Guaranty Insurance Corp.
     FHLMC...............................Federal Home Loan Mortgage Corporation
     FNMA................................Federal National Mortgage Association
     GO..................................General Obligation
     GTD ................................Guaranteed(1)
     GTY ................................Guaranty(1)
     HFA ................................Housing Finance Agency
     HFAR ...............................Health Facilities Authority Revenue
     HFC ................................Housing Finance Corporation
     IDA ................................Industrial Development Authority
     IDR ................................Industrial Development Revenue
     LOC.................................Letter of Credit(1)
     MBIA ...............................Insured as to principal and interest by the Municipal Bond Insurance Association
     MFHR ...............................Multi-Family Housing Revenue
     PCR ................................Pollution Control Revenue
     SBPA ...............................Stand-by Purchase Agreement(1)
     SLMA................................Student Loan Marketing Association
     STRIPS .............................Prestripped zero coupon bond that is a direct obligation of the U.S. Treasury
     SPA ................................Securities Purchase Agreement(1)
     TANS................................Tax Anticipation Notes
     TRANS...............................Tax and Revenue Anticipation Notes
     TENR ...............................Tax Exempt Note Rate

                See accompanying notes to financial statements.

                              THE TREASURER'S FUND
                       FOOTNOTES TO PORTFOLIOS (CONTINUED)

 (1) Institutions shown in parenthesis have entered into credit support agreements with the issuer.
 (2) Institutions shown in parenthesis are the issuers of the participation interests of those specific holdings.
 (3) Coupon resets monthly. The interest rate is based upon the Prime rate minus 2.25%.
 (4) Coupon resets monthly. The interest rate is based upon the Prime rate minus 2%.
 (5) Coupon resets quarterly. The interest rate is based upon the Prime rate minus 2%.
 (6) Coupon resets quarterly. The interest rate is based upon the Prime rate minus 2.375%.
 (7) Coupon resets weekly at the bond equivalent yield of the 91 day Treasury Bill plus 22 basis points.
  ** Variable/Floating Rate Demand Note. "Maturity Date" shown is next exercise date of demand feature and "Yield to Maturity at Time of Purchase"/ "Current Coupon" is the rate in effect on October 31, 1995. Date in parenthesis is the final maturity date of the issue.
 *** Adjustable Rate Security. "Maturity Date" shown is next coupon reset date and "Yield to Maturity at Time of Purchase" / "Current Coupon" is the rate in effect on October 31, 1995. Date in parenthesis is the final maturity date of the issue.
**** Tax-Free Commercial Paper. Date in parenthesis is the final maturity of an issue which has been remarketed in short-term interest periods ending on date shown in maturity date column.
   +  Cost basis for book and tax purposes is substantially the same.
      INVESTMENT PERCENTAGES SHOWN ARE CALCULATED AS A PERCENTAGE OF NET ASSETS.

                See accompanying notes to financial statements.

                              THE TREASURER'S FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                OCTOBER 31, 1995

                                                                                     DOMESTIC PRIME     TAX EXEMPT    U.S. TREASURY
                                                                                      MONEY MARKET     MONEY MARKET    MONEY MARKET
                                                                                       PORTFOLIO         PORTFOLIO       PORTFOLIO
                                                                                     --------------    ------------   -------------
ASSETS:
   Investments, in securities, at value (identified cost--$168,881,819*,
     $139,823,852, and $94,779,844*, respectively)................................   $168,881,819      $139,823,852     $ 94,779,844
   Cash...........................................................................        161,659           406,763           29,197
   Interest receivable............................................................        372,149           836,976          173,981
   Receivable for fund shares sold................................................          4,583                --               --
   Paydowns receivable............................................................        268,917                --              260
   Other assets...................................................................          4,761             3,738           66,868
                                                                                     ------------      ------------     ------------
         Total assets.............................................................    169,693,888       141,071,329       95,050,150
                                                                                     ------------      ------------     ------------

LIABILITIES:
   Dividend payable...............................................................        264,889           142,863          143,443
   Payable for fund shares redeemed...............................................         38,061            20,768               --
   Advisory fee payable (note 2)..................................................         42,033            36,825           23,912
   Administrative services fee payable (note 2)...................................         14,011            12,275            7,971
   Fund accounting and shareholder servicing fees payable (note 2)................          4,670             4,735            7,009
   Accrued expenses payable and other liabilities.................................         32,731            28,274           33,515
                                                                                     ------------      ------------     ------------
         Total liabilities........................................................        396,395           245,740          215,850
                                                                                     ------------      ------------     ------------
   NET ASSETS ....................................................................   $169,297,493      $140,825,589     $ 94,834,300
                                                                                     ============      ============     ============

NET ASSETS CONSIST OF:
   Shares of beneficial interest outstanding (par value of $0.001 per share);
     2,000,000,000 shares authorized per Portfolio (note 3).......................   $    169,520      $    140,888     $     94,834
   Additional paid-in capital.....................................................    169,350,977       140,748,643       94,739,466
   Undistributed net investment income............................................             --             3,430               --
   Distributions in excess of net investment income...............................        (11,680)               --               --
   Accumulated net realized loss on securities....................................       (211,324)          (67,372)              --
                                                                                     ------------      ------------     ------------
   NET ASSETS APPLICABLE TO OUTSTANDING SHARES ...................................   $169,297,493      $140,825,589     $ 94,834,300
                                                                                     ============      ============     ============
   SHARES OF BENEFICIAL INTEREST OUTSTANDING .....................................    169,520,497       140,888,022       94,834,300
                                                                                     ============      ============     ============
   NET ASSET VALUE PER SHARE OUTSTANDING .........................................          $1.00             $1.00            $1.00
                                                                                            =====             =====            =====

* Includes Repurchase Agreements of $52,471,546 and $43,261,686 for the Domestic
  Prime Money Market Portfolio and U.S. Treasury Money Market Portfolio, respectively.

                See accompanying notes to financial statements.

                              THE TREASURER'S FUND
                             STATEMENT OF OPERATIONS
                       FOR THE YEAR ENDED OCTOBER 31, 1995

                                                                                    DOMESTIC PRIME     TAX EXEMPT      U.S. TREASURY
                                                                                     MONEY MARKET     MONEY MARKET      MONEY MARKET
                                                                                       PORTFOLIO       PORTFOLIO         PORTFOLIO
                                                                                    --------------    ------------     -------------
   INTEREST INCOME ...............................................................    $8,945,417       $5,211,262        $5,810,174
                                                                                      ----------       ----------        ----------
   EXPENSES:
     Advisory (note 2) ...........................................................       458,599          403,955           307,534
     Administrative services (note 2).............................................       152,866          134,652           102,517
     Interest (note 8)............................................................        26,354               --                --
     Ratings......................................................................            --               --            42,250
     Custody......................................................................        35,349           33,854            29,447
     Shareholder services (note 2) ...............................................        27,819           23,108            14,291
     Fund accounting (note 2).....................................................        31,779           35,658            28,667
     Auditing.....................................................................        25,000           25,000            25,000
     Registration.................................................................         7,445            9,650             3,983
     Reports to shareholders......................................................        12,340           10,013             2,866
     Legal........................................................................        12,923           10,957             3,389
     Directors' fees and expenses.................................................        14,500           14,523            14,500
     Amortization of organization expense.........................................            --               --             6,425
     Miscellaneous................................................................         1,483            1,784             1,684
                                                                                      ----------       ----------        ----------
                                                                                         806,457          703,154           582,553
   Less--Fund expenses waived by Administrator (note 2)............................      (11,182)          (8,868)           (4,251)
                                                                                      ----------       ----------        ----------
   Total expenses ................................................................       795,275          694,286           578,302
                                                                                      ----------       ----------        ----------
   NET INVESTMENT INCOME .........................................................     8,150,142        4,516,976         5,231,872
   NET REALIZED GAIN (LOSS) ON SECURITIES ........................................      (474,237)          (2,775)           30,797
                                                                                      ----------       ----------        ----------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................    $7,675,905       $4,514,201        $5,262,669
                                                                                      ==========       ==========        ==========

                See accompanying notes to financial statements.

                              THE TREASURER'S FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                    DOMESTIC PRIME                  TAX EXEMPT                  U.S. TREASURY
                                                MONEY MARKET PORTFOLIO        MONEY MARKET PORTFOLIO        MONEY MARKET PORTFOLIO
                                              --------------------------    --------------------------     ------------------------
                                               YEAR ENDED    YEAR ENDED      YEAR ENDED    YEAR ENDED      YEAR ENDED    YEAR ENDED
                                               OCTOBER 31,   OCTOBER 31,     OCTOBER 31,   OCTOBER 31,     OCTOBER 31,   OCTOBER 31,
                                                  1995           1994          1995          1994              1995        1994
                                              -------------  ----------     ------------   -----------     -----------   -----------
INCREASE (DECREASE) IN NET  ASSETS
Operations:
  Net investment income..................... $  8,150,142   $  5,330,056   $  4,516,976  $  3,196,461    $  5,231,872  $  5,543,045
  Net realized gain (loss) on securities
    (note 9)                                     (474,237)         9,118         (2,775)       (1,391)         30,797        32,925
                                             ------------   ------------   ------------  ------------    ------------  ------------
  Net increase in net assets resulting from
    operations..............................    7,675,905      5,339,174      4,514,201     3,195,070       5,262,669     5,575,970
                                             ------------   ------------   ------------  ------------    ------------  ------------
Distributions to shareholders:
  Net investment income (note 1C) ..........   (8,150,142)    (5,330,056)    (4,516,976)   (3,195,070)     (5,231,872)   (5,543,045)
  In excess of net investment income........      (11,680)            --             --            --              --            --
  Net realized gain on securities ..........           --         (9,118)            --            --         (30,797)      (32,925)
                                             ------------   ------------   ------------  ------------    ------------  ------------
TOTAL DISTRIBUTIONS PAID TO SHAREHOLDERS  ..   (8,161,822)    (5,339,174)    (4,516,976)   (3,195,070)     (5,262,669)   (5,575,970)
                                             ------------   ------------   ------------  ------------    ------------  ------------
  Net increase (decrease) in net assets from
    capital share transactions (note 3).....   25,776,580     (1,276,595)     6,877,356    16,199,684     (43,370,462)  (85,866,292)
                                             ------------   ------------   ------------  ------------    ------------  ------------
CONTRIBUTIONS BY AFFILIATE (NOTE 9) ........      262,913             --             --            --              --            --
                                             ------------   ------------   ------------  ------------    ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ....   25,553,576     (1,276,595)     6,874,581    16,199,684     (43,370,462)  (85,866,292)

NET ASSETS
  Beginning of period.......................  143,743,917    145,020,512    133,951,008   117,751,324     138,204,762   224,071,054
                                             ------------   ------------   ------------  ------------    ------------  ------------
  End of period* ........................... $169,297,493   $143,743,917   $140,825,589  $133,951,008    $ 94,834,300  $138,204,762
                                             ============   ============   ============  ============    ============  ============

* Accumulated net investment income for the Tax Exempt Money Market Portfolio is $3,430 and $3,430 for 1995 and 1994, respectively.

                              THE TREASURER'S FUND
                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 1995

1. The Treasurer's Fund, Inc. (the "Fund") is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended, (the "Act"). The Fund currently consists of six separately managed portfolios: U.S. Treasury Money Market Portfolio, Domestic Prime Money Market Portfolio, Global Money Market Portfolio, Tax Exempt Money Market Portfolio, Limited Term Portfolio and Tax Exempt Limited Term Portfolio (collectively, the "Portfolios"). Of these, the U.S. Treasury Money Market Portfolio, the Domestic Prime Money Market Portfolio and the Tax Exempt Money Market Portfolio have commenced operations. The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements:

        (A) The Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio value all portfolio securities by the amortized cost method which approximates market value in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

        (B) It is the Fund's policy to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute all of its "investment company taxable income," as defined in the Code, and net capital gains, if any, to its shareholders. Therefore, no Federal income tax provision is required. The Fund intends to treat each Portfolio as a separate entity taxable as a corporation for Federal income tax purposes and to have each Portfolio qualify and elect to be taxed as a "regulated investment company" under Subchapter M of the Internal Revenue Code.

        (C) Net investment income, including short-term capital gains, is declared as dividends daily and paid monthly; however, if an investor's shares are redeemed during a month, accrued but unpaid dividends are paid with the redemption proceeds. Dividends are payable to shareholders of record at the time of declaration.

        (D) Investment transactions are recorded on trade date. Identified cost of investments sold is used for both financial statement and Federal income tax purposes. Interest income, including the amortization of discount or premium, is recorded as earned. When-issued securities are recorded on the date on which the priced transaction confirmation is issued.

        (E) Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses.

2. The Fund retains Gabelli-O'Connor Fixed Income Mutual Funds Management Co. ("Gabelli-O'Connor") to act as Investment Advisor and Furman Selz Incorporated ( "Furman Selz" ) to act as Administrator for the Fund. Gabelli-O'Connor supervises all aspects of the Fund's operations and provides investment advice and portfolio management services to the Fund. Subject to the supervision of the Fund's Board of Directors, the Advisor makes the Fund's day-to-day investment decisions, arranges for the execution of portfolio transactions and generally manages the Fund's investments. The
   Advisor  also  provides   supervisory   personnel  who  are  responsible  for
   supervising the performance of administrative services, accounting and related services, net asset value and yield calculations, reports to and filings with regulatory authorities and services relating to such functions. However, the Administrator provides personnel to perform the operational components of such services.

   Pursuant to the Administrative Services Agreement with each of the Portfolios, Furman Selz provides all management and administrative services necessary for the Fund, other than those provided by the Advisor, subject to the supervision of the Fund's Board of Directors.

                              THE TREASURER'S FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 1995


   As compensation for their respective  services,  Gabelli-O'Connor  and Furman
   Selz  are  entitled  to  monthly   fees  with  respect  to  each   Portfolio.
   Gabelli-O'Connor earns fees at the following annualized rates:

         ---------------------------------------------------------
           AVERAGE DAILY VALUE OF                       GABELLI-
           NET ASSETS OF EACH PORTFOLIO                 O'CONNOR
         ---------------------------------------------------------
           U.S. Treasury Money Market Portfolio           0.30%
           Domestic Prime Money Market Portfolio          0.30%
           Money Market Plus Portfolio                    0.30%
           Tax Exempt Money Market Portfolio              0.30%
           Limited Term Portfolio                         0.45%
           Tax Exempt Limited Term Portfolio              0.45%
         ---------------------------------------------------------

   For the services rendered to the Fund by the Administrator, the Fund pays the Administrator a fee, computed daily and payable monthly, in accordance with the following schedule: (i) 0.10% of the first $500 million of aggregate average daily net assets of the Fund and, (ii) 0.065% of the next $250 million of aggregate average daily net assets of the Fund, (iii) 0.055% of the next $250 million of aggregate average daily net assets of the Fund, and
   (iv) 0.050% of all aggregate average daily net assets of the Fund over $1 billion.

   The Administrator also provides the Fund with all accounting related services. For the fund accounting services provided, the Administrator is paid a fee of $2,500 plus out of pocket expenses per Portfolio per month.

   For the year ended October 31, 1995, Gabelli-O'Connor was entitled to fees of $458,599, $403,955 and $307,534, respectively, from the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio. For fund accounting and administrative servicing fees during this period, Furman Selz received $31,779 and $152,866, respectively, from the Domestic Prime Money Market Portfolio, $35,658 and $134,652, respectively, from the Tax Exempt Money Market Portfolio and $28,667 and $102,517, respectively, from the US. Treasury Money Market Portfolio.

   Furman Selz acts as the Fund's transfer and dividend disbursing agent. The Fund compensates Furman Selz for providing personnel and facilities to perform transfer agency related services for the Fund at a rate intended not to exceed the cost of providing such services. During the year ended October 31, 1995, Furman Selz was entitled to and voluntarily waived fees of $11,182 for the Domestic Prime Money Market Portfolio, $8,868 for the Tax Exempt Money Market Portfolio and $4,251 for the U.S. Treasury Money Market Portfolio.

   The Fund has adopted a distribution and service plan (the "Plan" ) pursuant to Rule 12b-1 under the Investment Company Act of 1940 for each Portfolio of the Fund. There are no fees or expenses chargeable to the Fund under the Plan and the Fund's Board of Directors has adopted the Plan in case certain expenses of the Fund might be considered to constitute indirect payment by the Fund of distribution expenses. GOC Fund Distributors, Inc. (the "Distributor") serves as the exclusive Distributor of the shares of each Portfolio pursuant to its Distribution Agreement with the Fund.

   The Advisor has agreed to reimburse each Portfolio for its expenses (exclusive of interest, taxes, brokerage, and extraordinary expenses) which in any year exceed the lesser of (i) 1.50% of the Portfolio's average annual net assets or (ii) the limits on investment company expenses prescribed by any state in which the Portfolio's shares are qualified for sale. From time to time, the Advisor may voluntarily assume certain expenses of any Portfolio of the Fund as noted above. No such reimbursement was required during the year ended October 31, 1995, for any of the Portfolios.

3. At October 31, 1995, there were twenty billion shares of capital stock, having a par value of one tenth of one cent ($0.001) per share, authorized. Each Portfolio has been allocated two billion shares of the authorized capital stock. The balance of eight billion shares of capital stock may be issued in an existing or newly created class by resolution of the Board of Directors. Transactions in capital stock shares at $1.00 per share were a follows:

                              THE TREASURER'S FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                OCTOBER 31, 1995

                                                    DOMESTIC PRIME                   TAX EXEMPT                 U.S. TREASURY
                                                MONEY MARKET PORTFOLIO         MONEY MARKET PORTFOLIO       MONEY MARKET PORTFOLIO
                                              ---------------------------    -------------------------    -------------------------
                                               YEAR ENDED      YEAR ENDED    YEAR ENDED   YEAR ENDED     YEAR ENDED     YEAR ENDED
                                               OCTOBER 31,    OCTOBER 31,    OCTOBER 31,  OCTOBER 31,    OCTOBER 31,    OCTOBER 31,
                                                  1995           1994           1995         1994           1995           1994
                                              -----------    -----------    -----------   ----------     -----------  -------------
Sold .......................................  615,364,259    650,211,087    459,789,646   447,120,392    603,115,075  1,400,716,056
Issued in reinvestment of dividends ........    7,815,023      5,064,961      4,303,751     3,068,356      4,838,090      5,457,529
                                              -----------    -----------    -----------   -----------    -----------    -----------
                                              623,179,282    655,276,048    464,093,397   450,188,748    607,953,165  1,406,173,585
Redeemed ................................... (597,402,702)  (656,552,643)  (457,216,041) (433,989,064)  (651,323,627)(1,492,039,877)
                                              -----------    -----------    -----------   -----------    -----------    -----------
Increase (decrease) in  shares ............    25,776,580     (1,276,595)     6,877,356    16,199,684    (43,370,462)   (85,866,292)
                                              ===========    ===========    ===========   ===========    ===========    ===========

4. Each Portfolio, may engage in repurchase agreements, with respect to any security in which that Portfolio is authorized to invest, with member banks of the Federal Reserve System and with broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York whose creditworthiness has been reviewed and found satisfactory by the Fund's Board of Directors. The Portfolios will always receive securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Portfolio in each agreement, and the Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the custodian. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Portfolios maintain the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

5. In the pursuit of the Fund's minimum credit risk investment policy, each Portfolio maintains a diversified portfolio of money market instruments, each of which matures or resets to par in less than 397 days from date of purchase and is determined to represent minimal credit risk in accordance with the policies and procedures approved by the Fund's Directors. The ability of the issuer of the instruments to meet their obligations may be affected by economic developments in a specific industry, region or state.

6. At October 31, 1995, the Domestic Prime Money Market Portfolio had a net capital loss carryforward for Federal Income tax purposes of $211,324 expiring in 2003. The Tax Exempt Money Market Portfolio had net capital loss carryforwards for Federal income tax purposes of $67,372 with $2,775, $1,391, $2,039, $7,802, $39,134 and $14,231, expiring in 2003, 2002, 2001, 1998, 1997 and 1996, respectively.

7. The Fund may lend its securities to broker-dealers and other institutional investors. The Fund's policy is to receive collateral on each loan equal at all times to the market value of the securities loan plus accrued interest. The Fund may bear the risk of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. The Fund receives compensation for lending its securities in the form of fees or through the reinvestment of collateral of any cash received as collateral. The Fund also continues to receive interest on the securities loaned, and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

8. The Portfolios are permitted to enter into reverse repurchase agreements for liquidity purposes or when it is able to purchase other securities which will produce more income than the cost of the agreement. The Portfolios may enter into reverse repurchase agreements only with those member banks of the Federal Reserve System and broker-dealers who are recognized as primary dealers in U.S. government securities by the Federal Reserve Bank of New York whose creditworthiness has been reviewed and found satisfactory by the Fund's Board of Directors. When engaging in reverse repurchase transactions, the Portfolios will maintain, in a segregated account with its Custodian, securities equal in value to those subject to the agreement.

9. During the year ended October 31, 1995, the Domestic Prime Money Market Portfolio realized losses on the sale of certain securities. Pursuant to an undertaking, losses in the amount of $262,913 were reimbursed to the Fund by Gabelli-O'Connor. In addition, Gabelli-O'Connor currently has undertaken, under circumstances, to reimburse the Domestic Prime Money Market Portfolio with respect to realized losses on certain securities previously held in the portfolio in an amount which would maintain its net asset value at $1 per share.

                              THE TREASURER'S FUND

FINANCIAL HIGHLIGHTS

     Contained below is per share-operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the Portfolio's financial statements.

                                                                                        DOMESTIC PRIME
                                                                                    MONEY MARKET PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                                                          YEAR ENDED
                                                             ---------------------------------------------------------------------
                                                             OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,
                                                                 1995         1994           1993           1992          1991
                                                              ---------     ---------      ---------      ---------     ---------
PER SHARE DATA:
  Net asset value, beginning of year ...................        $ 1.000       $ 1.000        $ 1.000        $ 1.000       $ 1.000
                                                               --------      --------       --------       --------      --------
  Investment Operations:
  Investment income--net ...............................          0.054         0.035          0.028          0.038         0.061
  Net realized gain (loss)
    on investments......................................         (0.002)        0.000          0.000          0.000         0.001
                                                               --------      --------       --------       --------      --------
    Total from Investment Operations....................          0.052         0.035          0.028          0.038         0.062
                                                               --------      --------       --------       --------      --------
  Distributions:
  Dividends from investment
    income--net ........................................         (0.054)       (0.035)        (0.028)        (0.038)       (0.061)
  Dividends from net realized
    gain on investments.................................             --            --             --             --        (0.001)
                                                               --------      --------       --------       --------      --------
    Total Distributions ................................         (0.054)       (0.035)        (0.028)        (0.038)       (0.062)
                                                               --------      --------       --------       --------      --------
  Contributions from affiliate (note 9).................          0.002            --             --             --            --
                                                               --------      --------       --------       --------      --------
  Net asset value, end of period........................        $ 1.000       $ 1.000        $ 1.000        $ 1.000       $ 1.000
                                                               ========      ========       ========       ========      ========
Total Investment Return.................................           5.50%         3.56%          2.90%          3.82%         6.42%
Ratios/Supplemental Data:
  Ratio of expenses
    to average net assets...............................           0.52%*        0.54%          0.62%          0.54%         0.88%
  Ratio of interest expense to
    average net assets..................................           0.02%         0.13%            --             --          0.39%
  Ratio of net investment income to
    average net assets .................................           5.33%         3.49%          2.82%          3.82%         6.12%
  Decrease reflected in above expense
    ratios due to undertakings by the
    Advisor/Administrator ..............................           0.01%         0.01%          0.00%          0.01%         0.06%
  Net Assets, end of
    period (in thousands)...............................       $169,297      $143,744       $145,021       $169,357      $205,282

-------------------
*See page 19

                              THE TREASURER'S FUND

FINANCIAL HIGHLIGHTS

     Contained below is per share-operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the Portfolio's financial statements.

                                                                                          TAX-EXEMPT
                                                                                    MONEY MARKET PORTFOLIO
                                                             ---------------------------------------------------------------------
                                                                                          YEAR ENDED
                                                             ---------------------------------------------------------------------
                                                             OCTOBER 31,   OCTOBER 31,    OCTOBER 31,    OCTOBER 31,   OCTOBER 31,
                                                                 1995         1994           1993           1992          1991
                                                             -----------   -----------    -----------    -----------   -----------
PER SHARE DATA:
  Net asset value, beginning of year....................        $ 1.000       $ 1.000        $ 1.000        $ 1.000       $ 1.000
                                                                -------       -------        -------        -------       -------
  Investment Operations:
  Investment income--net................................          0.034         0.022          0.021          0.031         0.047
  Net realized gain (loss)
    on investments......................................          0.000         0.000          0.000          0.000         0.000
                                                                -------       -------        -------        -------       -------
    Total from Investment Operations ...................          0.034         0.022          0.021          0.031         0.047
                                                                -------       -------        -------        -------       -------
  Distributions:
  Dividends from investment
    income--net.........................................         (0.034)       (0.022)        (0.021)        (0.031)       (0.047)
                                                                -------       -------        -------        -------       -------
    Total Distributions.................................         (0.034)       (0.022)        (0.021)        (0.031)       (0.047)
                                                                -------       -------        -------        -------       -------
  Net asset value, end of period .......................        $ 1.000       $ 1.000        $ 1.000        $ 1.000       $ 1.000
                                                                =======       =======        =======        =======       =======
Total Investment Return ................................           3.42%         2.21%          2.16%          3.19%         4.83%
Ratios/Supplemental Data:
  Ratio of expenses to
    average net assets..................................           0.52%*        0.53%          0.57%          0.58%         0.49%
  Ratio of net investment income to
    average net assets..................................           3.35%         2.18%          2.15%          3.10%         4.71%
  Decrease reflected in above expense
    ratios due to undertakings by the
    Advisor/Administrator...............................           0.01%         0.01%          0.00%          0.02%         0.09%
  Net Assets, end of period (in thousands) .............       $140,826      $133,951       $117,751        $95,751       $86,486

------------------
*See page 19

                              THE TREASURER'S FUND

FINANCIAL HIGHLIGHTS

     Contained below is per share-operating performance data for a share of beneficial interest outstanding, total investment return, ratios to average net assets and other supplemental data for each year indicated. This information has been derived from information provided in the Portfolio's financial statements.

                                                                                        U.S. TREASURY
                                                                                   MONEY MARKET PORTFOLIO
                                                           ---------------------------------------------------------------------
                                                                                         YEAR ENDED
                                                           ---------------------------------------------------------------------
                                                           OCTOBER 31,    OCTOBER 31,   OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                                              1995           1994          1993          1992           1991
                                                           -----------    -----------   -----------   -----------    -----------
PER SHARE DATA:
  Net asset value, beginning of year.................        $ 1.000       $ 1.000        $ 1.000       $ 1.000        $ 1.000
                                                             -------       -------        -------       -------        -------
  Investment Operations:
  Investment income--net ............................          0.051         0.033          0.026         0.034          0.055
  Net realized gain (loss)
    on investments...................................          0.000         0.000          0.000         0.002          0.002
                                                             -------       -------        -------       -------        -------
    Total from Investment Operations.................          0.051         0.033          0.026         0.036          0.057
                                                             -------       -------        -------       -------        -------
  Distributions:
  Dividends from
    investment income--net...........................         (0.051)       (0.033)        (0.026)        (0.034)       (0.055)
  Dividends from net realized
    gain on investments..............................             --            --             --         (0.002)       (0.002)
                                                             -------       -------        -------        -------       -------
    Total Distributions .............................         (0.051)       (0.033)        (0.026)        (0.036)       (0.057)
                                                             -------       -------        -------        -------       -------
  Net asset value, end of year ......................        $ 1.000       $ 1.000        $ 1.000        $ 1.000       $ 1.000
                                                             =======       =======        =======        =======       =======
Total Investment Return .............................           5.27%         3.31%          2.60%          3.68%         6.06%
Ratios/Supplemental Data:
  Ratio of expenses to average
    net assets.......................................           0.56%*        0.49%          0.47%          0.45%         0.49%
  Ratio of net investment income
    to average net  assets ..........................           5.10%         3.07%          2.55%          3.38%         5.50%
  Decrease reflected in above expense
    ratios due to undertakings by the
    Advisor/Administrator............................           0.00%         0.00%          0.00%          0.01%         0.03%
  Net Assets, end of
    year (in thousands)..............................        $94,834      $138,205       $224,071      $254,899       $281,259
----------
*Effective 1995, the ratios do not include a reduction of expenses for custodian fee credits on cash balances  maintained  with  the  custodian.  Including such custodian fee credits,  the expense ratios would  be 0.50%, 0.50% and 0.54% for
 Domestic Prime, Tax-Exempt and U.S. Treasury Money Market Funds,  respectively.

--------------------------------------------------------------------------------
                   FEDERAL TAX STATUS OF DIVIDENDS (UNAUDITED)

This information is provided to you to meet regulatory requirements and no current action on your part is needed.

For the fiscal year ended October 31, 1995, dividends paid to you in cash or reinvested in the amount of $0.054 per share for Domestic Prime Money Market Portfolio are taxable as ordinary dividend income. None of this amount qualifies for the dividend received deduction available to corporations. 5.5% of the income was derived from obligations of the U.S. Treasury.

For the fiscal year October 31, 1995, dividends in the amount of $0.034 per share for the Tax Exempt Money Market Portfolio are exempt from Federal taxation. They may not be exempt from state or local taxation. You should contact your tax adviser as to the state and local status of the dividend you have received.

For the fiscal year ended October 31, 1995, dividends paid to you in cash or reinvested in the amount of $0.051 per share for the U.S Treasury Money Market Portfolio are taxable as ordinary dividend income. None of this amount qualifies for the dividend received deduction available to corporations. 61.4% of the income was derived from obligations of the U.S. Treasury.

                See accompanying notes to financial statements.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

Shareholders and Board of Directors
The Treasurer's Fund, Inc.

     We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of The Treasurer's Fund, Inc. (comprising the Domestic Prime Money Market, Tax Exempt Money Market, and U.S. Treasury Money Market Portfolios) as of October 31, 1995, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995 by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Treasure's Fund, Inc. at October 31, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.


                                                       ERNST & YOUNG LLP


New York, New York
December 8, 1995


                              THE TREASURER'S FUND

BOARD OF DIRECTORS
     THOMAS E. O'CONNOR*                       Chairman of the Board

     FELIX J. CHRISTIANA                       (Retired) Senior Vice President, Dollar Dry Dock Savings Bank

     MARY E. HAUCK                             (Retired) Senior Portfolio Manager, Gabelli-O'Connor Fixed Income
                                               Mutual Funds Management Co.

     ROBERT C. KOLODNY, M.D.                   Physician, author and lecturer, General Partner of KBS Partnership

     WILLIAM A. MERRITT                        Financial Consultant/Mergers & Acquisitions

     ANTHONY R. PUSTORINO                      Certified Public Accountant; Professor, Pace University

     GARY L. ROUBOS                            Chairman of Dover Corp.

     * "Interested person" as that term is defined in the Investment Company Act of 1940.

--------------------------------------------------------------------------------

OFFICERS
     THOMAS E. O'CONNOR                        Chairman of the Board

     RONALD S. EAKER                           President and Chief Investment Officer

     HENLEY L. SMITH                           Vice President and Investment Officer

     CARROLL COWARD                            Vice President and Investment Officer

     JUDITH FABRIZI                            Secretary, Treasurer and Investment Officer

     JOHN J. PILEGGI                           Assistant Treasurer

     JOAN V. FIORE                             Assistant Secretary

     SHERYL HIRSCHFELD                         Assistant Secretary